Income Taxes - Additional Information (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	$ 83,934,321	$ 64,418,752
Realized and unrealized capital losses carry forwards	2,060,000	$ 2,709,000
Federal
Income Taxes [Line Items]
Tax losses carried forward	101,174,000
Provincial/State
Income Taxes [Line Items]
Tax losses carried forward	$ 96,884,000